Earning Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earning Per Share [Abstract]
Net Income (Loss)	$ 2,765,465	$ 2,593,248	$ 783,660
Weighted average basic shares	3,667,169	3,255,822	3,024,932
Weighted average diluted shares	3,667,169	3,255,822	3,024,932
Basic earnings per share	$ 0.75	$ 0.8	$ 0.26
Diluted earnings per share	$ 0.75	$ 0.8	$ 0.26